Other intangibles, net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangibles, net
Other intangibles, net
Other intangibles consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Goodwill	$58,094	$58,094
Customer relationships, net	283,118	304,294
Contractual vendor intangible assets	10,606	21,019
Tradename, net	3,694	13,694
	$355,512	$397,101

The following tables present details of customer relationships and tradename and related accumulated amortization as of December 31, 2017 and 2016:

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(76,882)	$283,118
Tradename	40,000	(36,306)	3,694
	$400,000	$(113,188)	$286,812

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(55,706)	$304,294
Tradename	40,000	(26,306)	13,694
	$400,000	$(82,012)	$317,988

During the years ended December 31, 2017, 2016 and 2015, we recorded amortization expense for customer relationships and tradename of $31.2 million, $31.9 million and $33.7 million, respectively.
During the years ended December 31, 2016 and 2015, we recognized impairment charges of $14.9 million and $24.8 million, respectively, of other intangible assets related to the downsizing of AeroTurbine. The amounts were recorded in transaction, integration and restructuring related expenses in our Consolidated Income Statements. Please refer to Note 25—AeroTurbine restructuring for further details.
During the years ended December 31, 2017 and 2016, we utilized $10.4 million and $17.8 million, respectively, of contractual vendor intangible assets to reduce the cash outlay related to purchases of goods and services from our vendors.
As of December 31, 2017, the estimated future amortization expense for customer relationships and tradename was as follows:

Estimated amortization expense
2018	$24,870
2019	21,176
2020	21,176
2021	21,176
2022	21,176
Thereafter	177,238
$286,812